RELATED PARTY TRANSACTIONS - Summary of components of the net transfers to parent in net parent investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Transfers to Parent in Net Parent Investment [Line Items]
Net transfers from parent per the Combined Statements of Equity subsequent to reorganization and acquisition	$ 166,968
Equity based compensation expense	19,900
Net transfers to parent per the Combined Statements of Equity prior to reorganization and acquisition	(165,536)
Net transfers to parent per the Combined Statements of Cash Flows	(43,294)
Prior To Re Organization And Acquisition [Member]
Net Transfers to Parent in Net Parent Investment [Line Items]
Cash Pooling and General Financing Activities	50,551
Corporate Allocations	28,568
Distributions	(259,898)
Contributions	15,243
Subsequent To ReOrganization And Acquisition [Member]
Net Transfers to Parent in Net Parent Investment [Line Items]
Cash Pooling and General Financing Activities	100,005
Corporate Allocations	63,568
Contributions	3,395
Equity based compensation expense	(26,041)
Currency translation adjustments on intracompany transactions	(3,323)
Taxes deemed settled with Parent	8,691
Net loss (gain) on foreign currency transactions	12,636
Distributions Subsequent To Reorganization	$ (36,689)
Endeavor Group Holdings Inc [Member]
Net Transfers to Parent in Net Parent Investment [Line Items]
Cash Pooling and General Financing Activities		$ 95,281
Corporate Allocations		86,373
Distributions		(1,095,904)
Contributions		23,744
Equity based compensation expense		(31,598)
Currency translation adjustments on intracompany transactions		(16,014)
Taxes deemed settled with Parent		(11,474)
Net loss (gain) on foreign currency transactions		(12,989)
Net transfers to parent per the Combined Statements of Equity prior to reorganization and acquisition		(890,506)
Net transfers to parent per the Combined Statements of Cash Flows		$ (962,581)